Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

6.CASH AND CASH EQUIVALENTS

a)	The detail of cash and cash equivalents as of December 31, 2017 and 2016, is a follows:

	Balance as of
Cash and cash equivalents	12-31-2017	12-31-2016
	ThCh$	ThCh$
Cash balances	37,174	31,293
Bank balances	29,018,083	24,787,424
Time deposits	5,963,417	17,325,478
Other fixed-income instruments	176,008,467	72,342,284
Total	211,027,141	114,486,479

Time deposits included in cash and cash equivalents represent interest-bearing time deposits with original maturity of less or equal to 90 days. Other fixed-income investments are mainly comprised of repurchase agreements with original maturities of less than or equal to 90 days. There is no significant available cash held by the Group that is restricted.

b)	The detail of cash and cash equivalents by currency is as follows:

	Balance as of
Currency	12-31-2017	12-31-2016
	ThCh$	ThCh$
Chilean peso	190,978,864	105,038,095
Argentine peso	6,263,344	4,807,406
U.S. dollar	13,784,933	4,640,978
Total	211,027,141	114,486,479

c)	The following table presents the proceeds received from the sale of ownership interest in the associate Electrogas S.A.:

Loss of significant influence in Associate	12-31-2017
M$
Amounts received for the sale of Electrogas S.A. (*)	115,582,806
Total	115,582,806
(*)	See Note 5.2
d)

Reconciliation of liabilities arising from financing activities:

Liabilities arising from financing activities	Balance as of 01-01-2017	Financing Cash Flows				Non-Cash Changes				Bala nce as of 12-31-2017
		From	Used	Interest paid	Total	Changes in fair value	Foreign exchange differences	Financial costs	Other changes
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4,172	-	(4,156)	(169)	(4,325)	-	-	262	-	109
Unsecured obligations	802,306,161	-	(5,530,327)	(43,514,578)	(49,044,905)	-	(33,226,098)	43,544,427	-	763,579,585
Finance leases	17,749,647	-	(1,781,064)	(811,172)	(2,592,236)	-	(1,359,668)	811,171	-	14,608,914
Financial derivatives for hedging	23,640,893	-	-	(3,543,399)	(3,543,399)	(25,059,561)	(23,488,915)	3,473,938	(4,501,598)	(29,478,642)
Loans to related parties	39,211	31,680,253	(31,680,253)	(805,551)	(805,551)	-	-	767,325	-	985
Other obligations	-	-	-	(1,305,388)	(1,305,388)	-	-	1,305,388	-	-
Total	843,740,084	31,680,253	(38,995,800)	(49,980,257)	(57,295,804)	(25,059,561)	(58,074,681)	49,902,511	(4,501,598)	748,710,951